Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Builders FirstSource, Inc.
Entity Central Index Key	0001316835
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false